COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
COMMON STOCK
Accrued expenses related for services	$ 26,000		$ 26,000
Shares to br issued for consulting services			1,250,000			13,158
Common stock price per share	$ 0.40		$ 0.40
Common stock issued shares	1,250,000				2,819,943
Adjustement for reverse acquisition, Shares		101,334		533,333		4,400,000
Material fees		$ 38,000		$ 200,000
Common stock issued for services, Amount						$ 5,000
Common stock issued for cash, Amount					$ 1,000,000	5,000
Adjustement for reverse acquisition, Amount						13,885
Proceeds from issuance of common stock, net			$ 0	$ 238,000	$ 288,001	$ 3,215,738
Common stock issued shares					745,778	8,590,847